UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter      December 31, 2011
Ended:                                     -------------------------------

Check here if Amendment [  ]; Amendment
Number:                                      -----------------
 This Amendment (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:      Andreeff Equity Advisors, L.L.C.
          --------------------------------------------
           140 East St. Lucia Lane
          --------------------------------------------
           Santa Rosa Beach, FL 32459
          --------------------------------------------
          --------------------------------------------
          --------------------------------------------

Form 13F File Number:
28-                      11306
                        ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dane Andreeff
          --------------------------------------------
Title:     Managing Member
          --------------------------------------------
Phone:     (850) 622-3353
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dane Andreeff                 Santa Rosa Beach, FL    February 15, 2012
-----------------------           --------------------    -----------------
    [Signature]                      [City, State]           [Date]

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None




                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                             --------------------------

Form 13F Information Table Entry Total:                 43
                                             --------------------------

Form 13F Information Table Value Total:               149,701
                                             --------------------------
                                                   (x thousand)



List of Other Included Managers:  NONE

          COLUMN 1        COLUMN 2  COLUMN 3 COLUMN 4           COLUMN 5          COLUMN 6  COLUMN7            COULMN 8
                                                                             INVESMENT       OTHER         VOTING AUTHORITY
                          TITLE OF           VALUE (x   SHRS OR
       NAME OF ISSUER      CLASS     CUSIP    $1000)    PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
ACORN ENERGY INC            COM    004848107      151    25,000  SH                 Sole               25,000
ALLIED NEVADA GOLD CORP     COM    019344100    6,025   198,960  SH                 Sole              198,960
ARCHER DANIELS MIDLAND CO   COM    039483102    3,925   137,247  SH                 Sole              137,247
ARDEA BIOSCIENCES INC       COM    03969P107   15,019   893,448  SH                 Sole              893,448
AURICO GOLD INC             COM    05155C105   17,261 2,154,962  SH                 Sole            2,154,962
AURICO GOLD INC             CALL   05155C905      801     1,000  SH       CALL      Sole                1,000
AURIZON MINES LTD           COM    05155P106      853   173,012  SH                 Sole              173,012
BARRICK GOLD CORP           COM    067901108   12,726   281,245  SH                 Sole              281,245
BARRICK GOLD CORP           CALL   067901908    2,489       550  SH       CALL      Sole                  550
BENIHANA INC                COM    082047101    5,081   496,675  SH                 Sole              496,675
CALGON CARBON CORP          COM    129603106      674    42,924  SH                 Sole               42,924
CAMECO CORP                 COM    13321L108    2,502   138,588  SH                 Sole              138,588
CAPITAL SR LIVING CORP      COM    140475104       19     2,378  SH                 Sole                2,378
CENTERSTATE BANKS INC       COM    15201P109    1,698   256,557  SH                 Sole              256,557
COINSTAR INC                COM    19259P300    6,016   131,811  SH                 Sole              131,811
DENISON MINES CORP          COM    248356107    4,653 3,722,624  SH                 Sole            3,722,624
DEPOMED INC                 COM    249908104      777   150,000  SH                 Sole              150,000
ELAN PLC                    ADR    284131208    5,254   382,354  SH                 Sole              382,354
EVEREST RE GROUP LTD        COM    G3223R108    3,056    36,346  SH                 Sole               36,346
EXTORRE GOLD MINES LTD      COM    30227B109      810   109,767  SH                 Sole              109,767
FRANCO NEVADA CORP          COM    351858105    6,772   177,885  SH                 Sole              177,885
HILLTOP HOLDINGS INC        COM    432748101      507    59,978  SH                 Sole               59,978
HOLOGIC INC                 COM    436440101    1,115    63,682  SH                 Sole               63,682
J ALEXANDERS CORP           COM    466096104       15     2,322  SH                 Sole                2,322
JAGUAR MNG INC              COM    47009M103    5,937   930,626  SH                 Sole              930,626
JONES GROUP INC             COM    48020T101      264    25,000  SH                 Sole               25,000
MAG SILVER CORP             COM    55903Q104    2,892   434,194  SH                 Sole              434,194
MYREXIS INC                 COM    62856H107      333   124,439  SH                 Sole              124,439
OMEGA HEALTHCARE INVS INC   COM    681936100    1,610    83,199  SH                 Sole               83,199
PAN AMERICAN SILVER CORP    COM    697900108    7,602   348,556  SH                 Sole              348,556
PARK STERLING CORP          COM    70086Y105      403    98,882  SH                 Sole               98,882
PEABODY ENERGY CORP         COM    704549104    3,635   109,787  SH                 Sole              109,787
PETROQUEST ENERGY INC       COM    716748108    2,971   450,177  SH                 Sole              450,177
POINTS INTL LTD           COM NEW  730843208    2,048   257,592  SH                 Sole              257,592
QUATERRA RES INC            COM    747952109    2,746 5,084,577  SH                 Sole            5,084,577
STONE ENERGY CORP           COM    861642106    5,235   198,454  SH                 Sole              198,454
UR ENERGY INC               COM    91688R108      348   404,663  SH                 Sole              404,663
URANERZ ENERGY CORP         COM    91688T104      726   399,083  SH                 Sole              399,083
URANIUM ENERGY CORP         COM    916896103      927   302,817  SH                 Sole              302,817
URANIUM RES INC           COM PAR
                          $0.001   916901507    3,966 5,462,637  SH                 Sole            5,462,637
VISTA GOLD CORP           COM NEW  927926303    2,446   796,741  SH                 Sole              796,741
YAMANA GOLD INC             COM    98462Y100    4,475   304,646  SH                 Sole              304,646
YAMANA GOLD INC             CALL   98462Y900    2,938     2,000  SH       CALL      Sole                2,000